Investments in equity investees (Tables)	12 Months Ended
Dec. 31, 2018
Investments in equity investees
Schedule of investments in equity investees

	As of December 31,
	2017	2018
	RMB	RMB
Investments accounted for under equity method:
ZTO Supply Chain Management Co., Ltd. (“ZTO LTL”)(1)	76,014	194,235
Feng Wang Investment Co., Ltd. ("Feng Wang") (2)	51,419	52,238
Shanghai CRRC Green City Logistics Co., Ltd. ("CRRC") (3)	30,000	27,999
Others	22,328	36,225
Total investments accounted for under the equity method	179,761	310,697
Investments accounted for equity investments without readily determinable fair values:
Cai Niao Smart Logistics Network Limited ("Cai Niao") (4)	212,063	224,097
Shenzhen Feng Chao Technology Ltd. (“Feng Chao”) (5)	149,230	—
Wheat Commune Group Inc. ("Wheat Commune) (6)	48,228	47,552
Zhejiang Yizhan Network Technology Co., Ltd. (“Cainiao Post”) (7)	—	1,075,000
Zhijiang New Industries Limited (“ZJ New Industries”) (8)	—	500,000
Globaltime Inc.	—	22,345
Others	20,878	27,719
Total investments accounted for equity investments without readily determinable fair values	430,399	1,896,713
Total investments in equity investees	610,160	2,207,410
(1)	ZTO LTL

On August 22, 2016, the Group has entered into an investment agreement with ZTO LTL and Mr. Jianfa Lai to invest cash of RMB54,000 in exchange of 18% equity interest in ZTO LTL. ZTO LTL is engaged in provision of less-than-truckload transportation services in China. The principal shareholders of ZTO LTL are also the principal shareholders of the Group. Owing to the shareholders' structure of ZTO LTL, the Group has significant influence on ZTO LTL's significant operating activities. Therefore, the investment is accounted for using the equity method. In August 2017, the Group increased investment in ZTO LTL by RMB36,000 to maintain its equity shares in ZTO LTL at 18%.In 2018, ZTO LTL went through a restructuring and as a result, became a wholly owned subsidiary of ZTO Freight (Cayman) Inc. (“ZTO Freight”), a newly established Cayman company by shareholders of ZTO LTL. The Group holds 18% equity in ZTO Freight after the restructuring.The Group contributed additional investment in ZTO Freight by USD19,000 (approximate to RMB130,150) and its equity interest decreased to 17.7% due to the additional capital contributions from other shareholders in 2018.

(2)	Feng Wang

In December 2013, the Group entered into an agreement with other three top express delivery companies in China, to establish Feng Wang, which is to invest in the upstream industries and integrate resources across the express delivery value chain. The capital contribution by the Group was RMB50,000  in cash, representing 25% of the equity interest of Feng Wang. In 2015, the Group's equity interest to Feng Wang decreased to 20% due to the additional capital contributions from other shareholders of Feng Wang.

(3)	CRRC

In December 2017, the Group entered into a subscription and contribution agreement with CRRC Urban Traffic Co., Ltd. and two other express delivery companies in PRC, to establish a new company named CRRC, to develop the clean energy vehicles used in the express and logistics industries. The capital contribution by the Group was RMB30,000, representing 15% of the equity interest of CRRC. The Group has one board seat out of seven of CRRC, and has a significant influence on CRRC’s significant operating activities. Therefore, the investment is accounted for using the equity method.

(4)	Cai Niao

In May 2013, the Group entered into an investment agreement with several e-Commerce firms, investment corporations and delivery companies, to launch a new company named Cai Niao, which provides a platform that connects with a network of logistics providers through a proprietary logistics information system and facilitates the delivery of packages across PRC. The Group invested RMB50,000 in Cai Niao, and held 1% of its equity interests. In March 2016, the Group subscribed for an additional 30,000,000 ordinary shares for consideration of USD15,473 (approximate to RMB100,285) pursuant to the share subscription agreement dated as of March 11, 2016 during the new round of financing by Cai Niao. The additional subscription did not change the percentage of equity interest the Group held in Cai Niao. In October 2017, the Group subscribed for an additional 12,000,000 ordinary shares at the consideration of USD9,056 (approximate to RMB59,668) pursuant to the share subscription agreement dated October 17, 2017 during another round of financing by Cai Niao. After this contribution, the Group still maintained 1% of equity interest of Cai Niao.

(5)	Feng Chao

In June 2015, the Group entered into a subscription and contribution agreement with three other express delivery companies in PRC, to establish a new company named Feng Chao, which focuses on optimizing the delivery process, for example, by creating storage lockers for deliveries, innovating on the "last mile" delivery of express parcels. The capital contribution by the Group was RMB100,000 in cash, representing 20% of the equity interest of Feng Chao. The Group has one board seat out of five of Feng Chao, and has significant influence on Feng Chao's significant operating activities. Therefore, the investment is accounted for using the equity method. In May 2016, the Group entered into the capital increase agreement with Feng Chao, to increase its investment by RMB100,000 to maintain its equity shares in Feng Chao at 20%, which was closed in August 2016. In July 2016, to coordinate with the Feng Chao’s employee incentive plan, all the investors of Feng Chao have agreed to transfer totally 5% of equity interests of Feng Chao to the employee share holding platform. As a result, the Group agreed to sell 1% of its equity interests in Feng Chao with the consideration of RMB2,500. In November 2016, the Group quit the board seat of Feng Chao, and no longer has significant influence on Feng Chao's significant operating activities. Thereafter, the Group accounts for this investment equity investments without readily determinable fair values. In January 2017, the Group's equity interest to Feng Chao decreased to 10.4% due to the additional capital contributions from other shareholders of Feng Chao. In May 2018, the Group disposed its share of Feng Chao for cash consideration of RMB697,850 and recognized gain on disposal of equity investee of RMB548,620.

(6)	Wheat Commune

In December 2015, the Group entered into a share purchase agreement to obtain 7.45% equity interest in Wheat Commune for US$12,000 (equivalent to RMB77,668). Wheat Commune is an Omni-channel platform providing comprehensive campus service in more than 100 cities across the country. Due to the continued operating loss, the Group conducted an impairment assessment and concluded that there is an other than temporary decline in the fair value of the investment. Thus the Group recorded impairment of RMB30,000 for the year ended December 31, 2017.

(7)	Cainiao Post

In May 2018, the Group entered into a subscription and contribution agreement with four other leading express delivery companies in PRC, to obtain 15% equity interest in Cainiao Post, Cainiao’s network of last-mile delivery stations, in amount of RMB1,075,000. The Group has no significant influence on Cainiao Post’s significant operating activities. Therefore, the investment is accounted for equity investments without readily determinable fair values.

(8)	ZJ New Industries

In October 2018, the Group entered into an investment agreement with several investment corporations to establish a new investment company, named ZJ New Industries to obtain 2% equity interest in ZJ New Industries. The capital contribution made by the Group was RMB500,000 as of December 31, 2018. The Group has no significant influence on ZJ New Industries. Therefore, the investment is accounted for equity investments without readily determinable fair values.